SELECTED STATEMENT OF OPERATIONS DATA - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income:
Interest on bank deposits and short-term investments	$ 475	$ 750	$ 737
Non-dollar currency gains, net	255	0	50
Unrealized gain from marketable securities	7	11	8
Other financial income	0	9	9
Other Nonoperating Income	737	770	804
Expenses:
Non-dollar currency losses, net	0	(159)	0
Bank commissions and charges	(33)	(24)	(27)
Other financial expenses	(23)	0	0
Other Nonoperating Expense	(56)	(183)	(27)
Financial income (expense) - net	$ 681	$ 587	$ 777